DEPOSITS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
DEPOSITS [Abstract]
Noninterest-bearing checking	$ 68,133,000	$ 52,433,000
Interest-bearing checking	114,184,000	76,370,000
Money market	180,215,000	153,827,000
Passbook savings	130,878,000	106,268,000
Total demand, transaction and passbook deposits	493,410,000	388,898,000
Certificates of deposit	190,492,000	171,417,000
Deposits	683,902,000	560,315,000
Certificates of deposit with a minimum of $100,000	47,900,000	50,700,000
Scheduled maturities of certificates of deposit [Abstract]
2014	129,723,000
2015	35,829,000
2016	11,901,000
2017	7,172,000
2018	5,737,000
Thereafter	130,000
Certificates of deposit	190,492,000	171,417,000
Related party deposits	$ 5,300,000	$ 5,000,000